8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Subordinated Debt Interest Rates

Weighted Average Interest Rate at End of Year			Weighted Average Interest Rate During Year
2018	2017	2016	2018	2017	2016

2.70%	2.67%	2.75%	2.66%	2.65%	2.77%